Commitments and Contingencies - Purchase Obligation (Details) $ in Millions	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 1,136
2026	400
2027	244
2028	173
2029	143
Thereafter	301
Total	$ 2,397